Redeemable Noncontrolling Interest - Summary of Adjustments to the Value of Redeemable Noncontrolling Interest (Parenthetical) (Details) - $ / shares	Jun. 30, 2023	Jun. 30, 2022
Redeemable Noncontrolling Interest [Line Items]
Distribution To Unitholders Per Share	$ 0.15
Common Class B [Member]
Redeemable Noncontrolling Interest [Line Items]
Common stock, shares outstanding	42,852,499	0
Common Class A [Member]
Redeemable Noncontrolling Interest [Line Items]
Common stock, shares outstanding	57,147,501	0
Shares Issued, Price Per Share	$ 18